Provision for contingencies and judicial deposits	12 Months Ended
Dec. 31, 2022
Provision for contingencies and judicial deposits
Provision for contingencies and judicial deposits

15. Provision for contingencies and judicial deposits

15.1. Breakdown

As of December 31, 2022, and December 31, 2021, the subsidiaries had the following liabilities, and corresponding judicial deposits, related to contingencies:

	December 31, 2022		December 31, 2021
	Judicial	Provision for	Judicial	Provision for
	deposits	contingencies	deposits	contingencies
Probable contingencies:
Labor and social security contingencies	826	607	147	181
	826	607	147	181

The Group is a party to labor, social security and civil lawsuits and has been discussing these matters in both the administrative and judicial scopes and, when applicable, said lawsuits are mostly backed by appeal-related judicial deposits.

The respective provisions for contingencies were set up considering the estimates made by the legal advisors, for lawsuits whose likelihood of loss in the respective outcomes was assessed as ‘probable’.

Company Management believes that resolving these issues will not have an effect significantly different from the provisioned amount.

15.2. Rollforward of provision for contingencies

Changes in provision for contingencies as of December 31, 2022, and December 31, 2021 are as follows:

Consolidated
(=) Balance at January 1st, 2021 (combined)	546
(+) Provisions made during the year	63
(-) Provisions reversed during the year	(26)
(-) Provisions used during the year	(402)
(=) Balance at December 31, 2021 (consolidated)	181
(+) Provisions made during the year	518
(-) Provisions used during the year	(92)
(=) Balance at December 31, 2022 (consolidated)	607

15.3. Descriptions of contingencies

Labor and social security contingencies refer to lawsuits filed by former employees linked to funds arising from the employment relationship and to various claims for damages.

Civil claims refer to lawsuits filed by former suppliers and partners related to compensation for property damages arising from the commercial relationship that existed with the Group’s companies.

On December 31, 2022, Management reassessed the criteria for provision for labor contingencies considering the risk of loss in each lawsuit and started recorded the estimated amount of probable loss in each request made in the lawsuits.

The Group has labor contingencies classified as a possible loss as of December 31, 2022, in the amount estimated by its legal advisors of R$ 1,000 (as of December 31, 2021, in the amount of R$ 1,517).